January 5, 2024

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Retirement Income Portfolio Series

File No. 333-203797 and No. 811-23053

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2023 of Registrant’s Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary